Financial risk - Interest rate benchmark reform - Derivatives (Details) $ in Millions	Sep. 30, 2021 AUD ($)	Sep. 30, 2020 AUD ($)
Interest rate benchmark reform
Trading Asset (carrying amount)	$ 18,366	$ 21,506
Trading Liability (carrying amount)	17,526	22,216
Hedging Asset (carrying amount)	987	1,861
Hedging Liability (carrying amount)	$ 533	$ 838
Hedging (notional amount)	389,449	366,569
Derivative financial assets	$ 19,353	$ 23,367
Derivative financial liabilities	18,059	$ 23,054
Financial instruments impacted by IBOR reform post transition date | Derivatives
Interest rate benchmark reform
Trading Asset (carrying amount)	7,223
Trading Liability (carrying amount)	5,545
Hedging Asset (carrying amount)	1,293
Hedging Liability (carrying amount)	$ 221
Hedging (notional amount)	40,926	36,500
Financial instruments impacted by IBOR reform post transition date | Derivatives | Cross currency swap
Interest rate benchmark reform
Derivative financial assets	$ 321
Derivative financial liabilities	325
Financial instruments impacted by IBOR reform post transition date | Derivatives | USD:GBP | Cross currency swap
Interest rate benchmark reform
Derivative financial assets	240
Derivative financial liabilities	282
Financial instruments impacted by IBOR reform post transition date | Derivatives | Other currency pairs | Cross currency swap
Interest rate benchmark reform
Derivative financial assets	81
Derivative financial liabilities	43
Financial instruments impacted by IBOR reform post transition date | Derivatives | USD LIBOR
Interest rate benchmark reform
Trading Asset (carrying amount)	6,696
Trading Liability (carrying amount)	4,907
Hedging Asset (carrying amount)	1,219
Hedging Liability (carrying amount)	$ 221
Hedging (notional amount)	36,004	31,507
Financial instruments impacted by IBOR reform post transition date | Derivatives | GBP LIBOR
Interest rate benchmark reform
Trading Asset (carrying amount)	$ 315
Trading Liability (carrying amount)	527
Hedging Asset (carrying amount)	$ 37
Hedging (notional amount)	2,099	2,031
Financial instruments impacted by IBOR reform post transition date | Derivatives | Other
Interest rate benchmark reform
Trading Asset (carrying amount)	$ 212
Trading Liability (carrying amount)	111
Hedging Asset (carrying amount)	$ 37
Hedging (notional amount)	2,823	2,962
Parent Entity
Interest rate benchmark reform
Trading Asset (carrying amount)	$ 18,416	$ 21,578
Trading Liability (carrying amount)	17,597	22,268
Hedging Asset (carrying amount)	711	1,216
Hedging Liability (carrying amount)	$ 292	$ 511
Hedging (notional amount)	318,927	312,107
Derivative financial assets	$ 19,127	$ 22,794
Derivative financial liabilities	17,889	$ 22,779
Parent Entity | Financial instruments impacted by IBOR reform post transition date | Derivatives
Interest rate benchmark reform
Trading Asset (carrying amount)	7,223
Trading Liability (carrying amount)	5,545
Hedging Asset (carrying amount)	1,293
Hedging Liability (carrying amount)	$ 221
Hedging (notional amount)	40,926	36,500
Parent Entity | Financial instruments impacted by IBOR reform post transition date | Derivatives | Cross currency swap
Interest rate benchmark reform
Derivative financial assets	$ 321
Derivative financial liabilities	325
Parent Entity | Financial instruments impacted by IBOR reform post transition date | Derivatives | USD:GBP | Cross currency swap
Interest rate benchmark reform
Derivative financial assets	240
Derivative financial liabilities	282
Parent Entity | Financial instruments impacted by IBOR reform post transition date | Derivatives | Other currency pairs | Cross currency swap
Interest rate benchmark reform
Derivative financial assets	81
Derivative financial liabilities	43
Parent Entity | Financial instruments impacted by IBOR reform post transition date | Derivatives | USD LIBOR
Interest rate benchmark reform
Trading Asset (carrying amount)	6,696
Trading Liability (carrying amount)	4,907
Hedging Asset (carrying amount)	1,219
Hedging Liability (carrying amount)	$ 221
Hedging (notional amount)	36,004	31,507
Parent Entity | Financial instruments impacted by IBOR reform post transition date | Derivatives | GBP LIBOR
Interest rate benchmark reform
Trading Asset (carrying amount)	$ 315
Trading Liability (carrying amount)	527
Hedging Asset (carrying amount)	$ 37
Hedging (notional amount)	2,099	2,031
Parent Entity | Financial instruments impacted by IBOR reform post transition date | Derivatives | Other
Interest rate benchmark reform
Trading Asset (carrying amount)	$ 212
Trading Liability (carrying amount)	111
Hedging Asset (carrying amount)	$ 37
Hedging (notional amount)	2,823	2,962